KATTEN MUCHIN ROSENMAN LLP

575 Madison Avenue

New York, New York 10022

                                                                                 October 29, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: UBS Pathfinders Trust, Treasury & Growth Stock, Series 32

      File #333-146355

      Rule 497(j) Filing

Dear Sir/Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on October 26, 2007.

Very truly yours,

/s/ Kathleen H. Moriarty, Esq.
Kathleen H. Moriarty, Esq.